SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021	May 31, 2020	Aug. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, Cost		$ 2,438,118	$ 2,438,118	$ 2,588,118
Accumulated Amortization		802,891	(296,744)	944,537
Intangible assets, Net Carrying Value	$ 1,558,039	1,635,227	2,141,374	1,558,039
Accumulated Amortization		$ (802,891)	$ 296,744	$ (944,537)
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118	$ 1,023,118
Accumulated Amortization	548,642	498,799	(289,884)
Intangible assets, Net Carrying Value	474,476	524,319	733,234
Accumulated Amortization	(548,642)	(498,799)	289,884
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, Cost	866,000	866,000	866,000
Accumulated Amortization
Intangible assets, Net Carrying Value	$ 866,000	$ 866,000	$ 866,000
Intangible assets, useful life, description	Indefinite	Indefinite	Indefinite
Accumulated Amortization
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years	10 years
Finite lived intangible assets, Cost	$ 546,000	$ 546,000	$ 546,000
Accumulated Amortization	391,270	301,675	(5,443)
Intangible assets, Net Carrying Value	154,730	244,325	540,557
Accumulated Amortization	$ (391,270)	$ (301,675)	$ 5,443
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000	$ 3,000
Accumulated Amortization	2,667	2,417	(1,417)
Intangible assets, Net Carrying Value	333	583	1,583
Accumulated Amortization	$ (2,667)	$ (2,417)	$ 1,417
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite lived intangible assets, Cost	$ 35,000
Accumulated Amortization	20,417
Intangible assets, Net Carrying Value	14,583
Accumulated Amortization	$ (20,417)
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite lived intangible assets, Cost	$ 115,000
Accumulated Amortization	67,083
Intangible assets, Net Carrying Value	47,917
Accumulated Amortization	$ (67,083)